Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Balance Sheet Details
Research and development costs	$ 3,402,401	$ 3,210,627	$ 4,206,926
Professional services fees	1,319,890	877,411	1,229,040
Other	80,165	120,184	125,679
Total	$ 4,802,456	$ 4,208,222	$ 5,561,645